Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
	As of December 31,
	2018	2019
	RMB	RMB
Teamhead Automobile	119	204
Puyi.	11,350	10,670
CNFinance	576,048	352,540
Total	587,517	363,414

Schedule of statements of financial position [Table Text Block]
	As of December 31,
	2018	2019
	RMB	RMB
Statements of Financial Position
Total assets	19,630,092	13,490,270
Total liabilities	16,339,829	9,510,013

Schedule of results of operation [Table Text Block]
	Year Ended December 31,
	2017	2018	2019
Results of operation	RMB	RMB	RMB
Income from operations	804,163	1,210,690	689,259
Net profit	529,524	907,724	520,539